Subordinated Liabilities - Changes arising from financing activities (Details) $ in Millions	12 Months Ended
	Dec. 31, 2017 USD ($)	Dec. 31, 2017 MXN ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2016 MXN ($)	Dec. 31, 2015 MXN ($)
Financial liabilities
Financial liabilities at beginning of period		$ 1,224,066
Cash flows		9,545		$ 7,171	$ 6,760
Financial liabilities at end of period		1,191,900		1,224,066
Subordinated liabilities | Financial liabilities at amortized cost
Financial liabilities
Financial liabilities at beginning of period	$ 1,822,000,000	37,576	$ 1,321,000,000
Cash flows		(803)
Accrued interest		825
Transaction costs		45
Foreign exchange movements		(1,758)
Financial liabilities at end of period	1,825,000,000	35,885	$ 1,822,000,000	37,576
Tier II Subordinated Capital Notes | Financial liabilities at amortized cost
Financial liabilities
Financial liabilities at beginning of period		27,278
Cash flows		(803)
Accrued interest		825
Transaction costs		33
Foreign exchange movements		(1,279)
Financial liabilities at end of period	1,300,000,000	26,054		27,278
Subordinated Additional Tier I Capital Notes | Financial liabilities at amortized cost
Financial liabilities
Financial liabilities at beginning of period		10,298
Transaction costs		12
Foreign exchange movements		(479)
Financial liabilities at end of period	$ 500,000,000	9,831		$ 10,298
Payment of interest		$ 635